Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregate Revenue

For the six months ended June 30, 2026 and 2025, the Company disaggregates revenue into three revenue streams, consisting of In-App Purchases services, In-App Advertising services and content licensing business, as follows:

	For the Six Months Ended June 30,
	2026	2025

In-App Purchase services	$8,467,700	$12,455,500
In-App Advertising services	1,468,800	1,150,300
Content licensing business	535,000	1,191,000
	$10,471,500	$14,796,800

Schedule of Revenues by Primary Geographical Markets

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30, 2026
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
In-App Purchase services	$1,060,600	$5,127,800	$1,865,900	$413,400	$8,467,700
In-App Advertising services		1,468,800			1,468,800
Content licensing	-	535,000	-	-	535,000
Total	$1,060,600	$7,131,600	$1,865,900	$413,400	$10,471,500

	For the six months ended June 30, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
In-App Purchase services	$4,666,800	$4,516,800	$2,536,000	$735,900	$12,455,500
In-App Advertising services		1,150,300			1,150,300
Content licensing	-	1,191,000	-	-	1,191,000
Total	$4,666,800	$6,858,100	$2,536,000	$735,900	$14,796,800